LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long Term Prepayments Deposits And Other Assets [Abstract]
Amortization expenses of other long-term assets	$ 5,985	$ 9,232	$ 11,573